Note 10 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Expense	$ 34,000	$ 45,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	90.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%